Commitments and Contingencies (Details Narrative)	9 Months Ended
Oct. 31, 2016 USD ($)
Operating lease term	24 months
September 30, 2017 [Member]
Operating lease rent expense	$ 2,100
September 30, 2018 [Member]
Operating lease rent expense	$ 2,163